Stock-Based Compensation - Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Number of Options [Roll Forward]
Exercised (in shares)	(12,000)	(84,000)	(270,000)
Time-based option
Number of Options [Roll Forward]
Outstanding at beginning of year (in shares)		1,771	1,885
Granted (in shares)		10,174	428
Exercised (in shares)		(112)	(270)
Forfeited (in shares)		(186)	(272)
Outstanding at end of year (in shares)		11,647	1,771
Exercisable at end of year (in shares)		1,222
Weighted-Average Exercise Price [Roll Forward]
Outstanding at beginning of year (in dollars per share)		$ 3.53	$ 3.30
Granted (in dollars per share)		9.14	4.43
Exercised (in dollars per share)		3.01	2.94
Forfeited (in dollars per share)		6.36	3.97
Outstanding at end of year (in dollars per share)		8.39	$ 3.53
Exercisable at end of year (in dollars per share)		$ 3.35
Weighted-Average Remaining Contractual Term and Aggregate Intrinsic Value [Abstract]
Outstanding options, weighted-average remaining contractual term		9 years 7 months 28 days
Exercisable options, weighted-average remaining contractual term		6 years 7 months 17 days
Outstanding options, aggregate intrinsic value at beginning of year		$ 2,363	$ 207
Outstanding options, aggregate intrinsic value at end of year		3,575	$ 2,363
Exercisable options, aggregate intrinsic value at end of year		$ 3,047
Performance-based option
Number of Options [Roll Forward]
Outstanding at beginning of year (in shares)		80	80
Granted (in shares)		2,544	0
Exercised (in shares)		0	0
Forfeited (in shares)		(30)	0
Outstanding at end of year (in shares)		2,594	80
Weighted-Average Exercise Price [Roll Forward]
Outstanding at beginning of year (in dollars per share)		$ 2.95	$ 2.95
Granted (in dollars per share)		9.14	0
Exercised (in dollars per share)		0	0
Forfeited (in dollars per share)		9.14	0
Outstanding at end of year (in dollars per share)		$ 8.94	$ 2.95